Amounts Due from Related Parties-Non-current (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Related Party Transaction [Line Items]
Amounts due from related parties, non-current	$ 2,564
Wuxi iCarnegie
Related Party Transaction [Line Items]
Amounts due from related parties, non-current	$ 2,564	[1]

[1]	Amount due from Wuxi iCarnegie as of December 31, 2013 represented an unsecured loan of $520 extended to Wuxi iCarnegie by the Group with interest of 4.86% per annum and the course and training fee of $1,710 paid by the Group on behalf of Wuxi iCarnegie, and other prepayment on behalf of Wuxi iCarnegie of $334.